UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-09116
                                                   ---------

                             Van Wagoner Funds, Inc
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Susan Freund
                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 415-835-5000
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------
                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER SMALL-CAP GROWTH FUND                     MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER                                                                  MARKET
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.73%

            CELLULAR TELECOMMUNICATIONS 1.79%
  100,000   Airspan Networks, Inc.*                                   $  94,000
                                                                   -------------
            COMPUTERS - INTEGRATED SYSTEMS 3.53%
   12,500   Riverbed Technology, Inc.*                                  185,750
                                                                   -------------
            COMPUTERS & PERIPHERALS 13.49%
   35,000   3PAR, Inc.*                                                 236,600
   11,000   Data Domain, Inc.*                                          261,800
   22,250   Netezza Corp.*                                              210,708
                                                                   -------------
                                                                        709,108
                                                                   -------------
            ELECTRONIC COMPONENTS - INTEGRATED CIRCUITS 5.74%
   46,000   ANADIGICS, Inc.*                                            301,760
                                                                   -------------
            ELECTRONIC COMPONENTS - SEMICONDUCTOR 20.51%
   32,000   Applied Micro Circuits Corp.*                               229,760
   49,700   Bookham, Inc.*                                               68,089
   13,000   Cavium Networks, Inc.*                                      213,200
   24,100   EMCORE Corp.*                                               138,816
    8,000   NetLogic Microsystems, Inc.*                                193,120
   22,500   PLX Technology, Inc.*                                       150,075
   15,000   PMC - Sierra, Inc.*                                          85,500
                                                                   -------------
                                                                      1,078,560
                                                                   -------------
            INTERNET SOFTWARE & SERVICES 17.66%
   25,500   AsiaInfo Holdings, Inc.*                                    276,930
    2,250   Equinix, Inc.*                                              149,602
   16,000   GigaMedia Ltd.*                                             249,440
    2,850   Mercadolibre, Inc.*                                         113,316
    6,000   Omniture, Inc.*                                             139,260
                                                                   -------------
                                                                        928,548
                                                                   -------------
            NETWORKING PRODUCTS 10.21%
   14,000   Acme Packet, Inc.*                                          111,860
   18,000   Infinera Corp.*                                             216,000
   15,500   Starent Networks Corp.*                                     209,250
                                                                   -------------
                                                                        537,110
                                                                   -------------
            RETAIL - APPAREL/SHOES 1.22%
    2,250   Lululemon Athletica, Inc.*                                   63,967
                                                                   -------------
            SOFTWARE & SERVICES 11.17%
   18,250   CommVault Systems, Inc.*                                    226,300
    3,500   Ctrip.com International Ltd. ADR                            185,570
    8,750   Synchronoss Technologies, Inc.*                             175,263
                                                                   -------------
                                                                        587,133
                                                                   -------------
            TELECOMMUNICATION EQUIPMENT 1.24%
   45,000   Sunrise Telecom, Inc.*                                       65,250
                                                                   -------------
            TELECOMMUNICATION EQUIPMENT - FIBER OPTICS 4.29%
    4,500   Ciena Corp.*                                                138,735
    6,500   JDS Uniphase Corp.*                                          87,035
                                                                   -------------
                                                                        225,770
                                                                   -------------
            WIRELESS EQUIPMENT 8.88%
   42,500   Aruba Networks, Inc.*                                       221,425
   26,000   Ceragon Networks Ltd.*                                      245,700
                                                                   -------------
                                                                        467,125
                                                                   -------------
            TOTAL COMMON STOCKS
               (Cost $5,919,765)                                      5,244,081
                                                                   -------------

SHORT-TERM INVESTMENT 0.63%
            PNC Bank Money Market Account, 2.53%                         33,133
                                                                   -------------
            TOTAL SHORT-TERM INVESTMENT
               (Cost $33,133)                                            33,133
                                                                   -------------
            TOTAL INVESTMENTS 100.36%
               (Cost $5,952,898) (a)                                  5,277,214
                                                                   -------------

            LIABILITIES IN EXCESS OF OTHER ASSETS (0.36)%               (18,765)
                                                                   -------------

NET ASSETS 100.00%                                                 $  5,258,449
                                                                   =============

            (a) Aggregate cost is $5,952,898. The gross unrealized
                appreciation (depreciation) is as follows:

                     Gross unrealized appreciation   $   337,810
                     Gross unrealized depreciation    (1,013,494)
                                                     ------------
                       Net unrealized depreciation   $  (675,684)
                                                     ============

            * Non-income producing.
            ADR American Depository Receipt

                     SEE NOTES TO SCHEDULES OF INVESTMENTS.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER GROWTH OPPORTUNITIES FUND                 MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER                                                                   MARKET
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.76%

           CELLULAR TELECOMMUNICATIONS 1.80%
  90,000   Airspan Networks, Inc.*                                $      84,600
                                                                  --------------

           COMPUTERS - INTEGRATED SYSTEMS 3.63%
  11,500   Riverbed Technology, Inc.*                                   170,890
                                                                  --------------

           COMPUTERS & PERIPHERALS 13.54%
  31,000   3PAR, Inc.*                                                  209,560
  10,000   Data Domain, Inc.*                                           238,000
  20,000   Netezza Corp.*                                               189,400
                                                                  --------------
                                                                        636,960
                                                                  --------------

           ELECTRONIC COMPONENTS - INTEGRATED CIRCUITS 5.79%
  41,500   ANADIGICS, Inc.*                                             272,240
                                                                  --------------
           ELECTRONIC COMPONENTS - SEMICONDUCTOR 20.54%
  28,250   Applied Micro Circuits Corp.*                                202,835
  44,400   Bookham, Inc.*                                                60,828
  11,500   Cavium Networks, Inc.*                                       188,600
  21,900   EMCORE Corp.*                                                126,144
   7,000   NetLogic Microsystems, Inc.*                                 168,980
  20,000   PLX Technology, Inc.*                                        133,400
  15,000   PMC - Sierra, Inc.*                                           85,500
                                                                  --------------
                                                                        966,287
                                                                  --------------

           INTERNET SOFTWARE & SERVICES 17.69%
  23,000   AsiaInfo Holdings, Inc.*                                     249,780
   2,000   Equinix, Inc.*                                               132,980
  14,250   GigaMedia Ltd.*                                              222,158
   2,500   Mercadolibre, Inc.*                                           99,400
   5,500   Omniture, Inc.*                                              127,655
                                                                  --------------
                                                                        831,973
                                                                  --------------

           NETWORKING PRODUCTS 10.16%
  12,500   Acme Packet, Inc.*                                            99,875
  15,750   Infinera Corp.*                                              189,000
  14,000   Starent Networks Corp.*                                      189,000
                                                                  --------------
                                                                        477,875
                                                                  --------------

           RETAIL - APPAREL/SHOES 1.21%
   2,000   Lululemon Athletica, Inc.*                                    56,860
                                                                  --------------

           SOFTWARE & SERVICES 10.97%
  16,250   CommVault Systems, Inc.*                                     201,500
   3,000   Ctrip.com International Ltd. ADR                             159,060
   7,750   Synchronoss Technologies, Inc.*                              155,232
                                                                  --------------
                                                                        515,792
                                                                  --------------
           TELECOMMUNICATION EQUIPMENT 1.23%
  40,000   Sunrise Telecom, Inc.*                                        58,000
                                                                  --------------
           TELECOMMUNICATION EQUIPMENT - FIBER OPTICS 4.33%
   4,000   Ciena Corp.*                                                 123,320
   6,000   JDS Uniphase Corp.*                                           80,340
                                                                  --------------
                                                                        203,660
                                                                  --------------
           WIRELESS EQUIPMENT 8.87%
  37,500   Aruba Networks, Inc.*                                        195,375
  23,500   Ceragon Networks Ltd.*                                       222,075
                                                                  --------------
                                                                        417,450
                                                                  --------------
           TOTAL COMMON STOCKS
              (Cost $5,282,938)                                       4,692,587
                                                                  --------------
           TOTAL INVESTMENTS 99.76%
              (Cost $5,282,938) (a)                                   4,692,587
                                                                  --------------

           OTHER ASSETS LESS LIABILITIES 0.24%                           11,175
                                                                  --------------

NET ASSETS 100.00%                                                $   4,703,762
                                                                  ==============

           (a) Aggregate cost is $5,282,938. The gross unrealized appreciation (depreciation) is as follows:

                        Gross unrealized appreciation      $    285,634
                        Gross unrealized depreciation          (875,985)
                                                           -------------
                          Net unrealized depreciation      $   (590,351)
                                                           =============

           * Non-income producing.
           ADR American Depository Receipt

                     SEE NOTES TO SCHEDULES OF INVESTMENTS.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND                      MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER                                                                   MARKET
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 98.87%

            CELLULAR TELECOMMUNICATIONS 1.78%
  290,000   Airspan Networks, Inc.*                                 $   272,600
                                                                    ------------
            COMPUTERS - INTEGRATED SYSTEMS 3.63%
   37,500   Riverbed Technology, Inc.*                                  557,250
                                                                    ------------
            COMPUTERS & PERIPHERALS 13.55%
  100,000   3PAR, Inc.*                                                 676,000
   33,000   Data Domain, Inc.*                                          785,400
   65,000   Netezza Corp.*                                              615,550
                                                                    ------------
                                                                      2,076,950
                                                                    ------------
            ELECTRONIC COMPONENTS - INTEGRATED CIRCUITS 5.67%
  132,500   ANADIGICS, Inc.*                                            869,200
                                                                    ------------
            ELECTRONIC COMPONENTS - SEMICONDUCTOR 20.38%
   90,000   Applied Micro Circuits Corp.*                               646,200
  142,410   Bookham, Inc.*                                              195,102
   37,500   Cavium Networks, Inc.*                                      615,000
   70,500   EMCORE Corp.*                                               406,080
   22,500   NetLogic Microsystems, Inc.*                                543,150
   65,000   PLX Technology, Inc.*                                       433,550
   50,000   PMC - Sierra, Inc.*                                         285,000
                                                                    ------------
                                                                      3,124,082
                                                                    ------------
            INTERNET SOFTWARE & SERVICES 17.49%
   75,000   AsiaInfo Holdings, Inc.*                                    814,500
    6,500   Equinix, Inc.*                                              432,185
   45,000   GigaMedia Ltd.*                                             701,550
    8,200   Mercadolibre, Inc.*                                         326,032
   17,500   Omniture, Inc.*                                             406,175
                                                                    ------------
                                                                      2,680,442
                                                                    ------------
            NETWORKING PRODUCTS 9.96%
   40,000   Acme Packet, Inc.*                                          319,600
   50,000   Infinera Corp.*                                             600,000
   45,000   Starent Networks Corp.*                                     607,500
                                                                    ------------
                                                                      1,527,100
                                                                    ------------
            RETAIL - APPAREL/SHOES 1.21%
    6,500   Lululemon Athletica, Inc.*                                  184,795
                                                                    ------------
            SOFTWARE & SERVICES 10.97%
   52,500   CommVault Systems, Inc.*                                    651,000
   10,000   Ctrip.com International Ltd. ADR                            530,200
   25,000   Synchronoss Technologies, Inc.*                             500,750
                                                                    ------------
                                                                      1,681,950
                                                                    ------------
            TELECOMMUNICATION EQUIPMENT 1.18%
  125,000   Sunrise Telecom, Inc.*                                      181,250
                                                                    ------------
            TELECOMMUNICATION EQUIPMENT - FIBER OPTICS 4.26%
   12,500   Ciena Corp.*                                                385,375
   20,000   JDS Uniphase Corp.*                                         267,800
                                                                    ------------
                                                                        653,175
                                                                    ------------
            WIRELESS EQUIPMENT 8.79%
  122,500   Aruba Networks, Inc.*                                       638,225
   75,000   Ceragon Networks Ltd.*                                      708,750
                                                                    ------------
                                                                      1,346,975
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $16,877,565)                                       15,155,769
                                                                    ------------
SHORT-TERM INVESTMENT 0.02%

            PNC Bank Money Market Account, 2.53%                          2,678
                                                                    ------------
            TOTAL SHORT-TERM INVESTMENT
            (Cost $2,678)                                                 2,678
                                                                    ------------
            TOTAL INVESTMENTS 98.89%
            (Cost $16,880,243) (a)                                   15,158,447
                                                                    ------------

            OTHER ASSETS LESS LIABILITIES 1.11%                         170,048
                                                                    ------------

NET ASSETS 100.00%                                                  $15,328,495
                                                                    ============

            (a) Aggregate cost is $16,880,243. The gross
                unrealized appreciation (depreciation) is as follows:

                   Gross unrealized appreciation     $    984,635
                   Gross unrealized depreciation       (2,706,431)
                                                     -------------
                     Net unrealized depreciation     $ (1,721,796)
                                                     =============

            * Non-income producing.
            ADR American Depository Receipt

                     SEE NOTES TO SCHEDULES OF INVESTMENTS.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS (IN LIQUIDATION)

VAN WAGONER POST-VENTURE FUND                         MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 101.26%

            PNC Bank Money Market Account, 2.53%                   $  1,505,283
                                                                   -------------
            TOTAL SHORT-TERM INVESTMENT
              (Cost $1,505,283)                                       1,505,283
                                                                   -------------
            TOTAL INVESTMENTS 101.26%
              (Cost $1,505,283) (a)                                   1,505,283
                                                                   -------------

            LIABILITIES IN EXCESS OF OTHER ASSETS (1.26)%               (18,673)
                                                                   -------------

NET ASSETS 100.00%                                                 $  1,486,610
                                                                   =============

            (a) Aggregate cost is $1,505,283. The gross unrealized
                appreciation (depreciation) is as follows:

                      Gross unrealized appreciation  $        --
                      Gross unrealized depreciation           --
                                                     -----------
                        Net unrealized appreciation  $        --
                                                     ===========

                     SEE NOTES TO SCHEDULES OF INVESTMENTS.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS (IN LIQUIDATION)

VAN WAGONER MID-CAP GROWTH FUND                       MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 102.43%

            PNC Bank Money Market Account, 2.53%               $        714,849
                                                               ----------------
            TOTAL SHORT-TERM INVESTMENT
              (Cost $714,849)                                           714,849
                                                               ----------------

            TOTAL INVESTMENTS 102.43%
              (Cost $714,849) (a)                                       714,849
                                                               ----------------

            LIABILITIES IN EXCESS OF OTHER ASSETS (2.43)%               (16,983)
                                                               ----------------

NET ASSETS 100.00%                                             $        697,866
                                                               ================

            (a) Aggregate cost is $714,849. The gross unrealized appreciation
               (depreciation) is as follows:

                      Gross unrealized appreciation    $     --
                      Gross unrealized depreciation          --
                                                       --------
                        Net unrealized appreciation    $     --
                                                       ========

                     SEE NOTES TO SCHEDULES OF INVESTMENTS.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS (IN LIQUIDATION)

VAN WAGONER TECHNOLOGY FUND                           MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 101.72%

            PNC Bank Money Market Account, 2.53%                   $  1,322,849
            TOTAL SHORT-TERM INVESTMENT                            -------------
              (Cost $1,322,849)                                       1,322,849
                                                                   -------------
            TOTAL INVESTMENTS 101.72%
              (Cost $1,322,849) (a)                                   1,322,849
                                                                   -------------

            LIABILITIES IN EXCESS OF OTHER ASSETS (1.72)%               (22,320)
                                                                   -------------

NET ASSETS 100.00%                                                 $  1,300,529
                                                                   =============

            (a) Aggregate cost is $1,322,849. The gross unrealized
                appreciation (depreciation) is as follows:

                      Gross unrealized appreciation   $        --
                      Gross unrealized depreciation            --
                                                      -----------
                        Net unrealized appreciation   $        --
                                                      ===========

                     SEE NOTES TO SCHEDULES OF INVESTMENTS.

NOTES TO SCHEDULE OF INVESTMENTS
VAN WAGONER FUNDS, INC.
MARCH 31, 2008 (UNAUDITED)

INVESTMENT VALUATION - Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Adviser (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") - In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

o     Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund's net assets as of March 31, 2008 is as follows:

                                                  SMALL-CAP       GROWTH         EMERGING
VALUATION INPUTS                                   GROWTH      OPPORTUNITIES      GROWTH
                                                ------------   -------------   -----------
Level 1 - Quoted Prices                         $  5,277,214   $   4,692,587   $15,158,447
Level 2 - Other Significant Observable Inputs             --              --            --
Level 3 - Significant Unobservable Inputs                 --              --            --
                                                ------------   -------------   -----------
TOTAL MARKET VALUE OF INVESTMENTS               $  5,277,214   $   4,692,587   $15,158,447
                                                ============   =============   ===========

                                                                MID-CAP
VALUATION INPUTS                                POST-VENTURE     GROWTH     TECHNOLOGY
                                                ------------   ---------  -------------
Level 1 - Quoted Prices                         $  1,505,283   $ 714,849  $   1,322,849
Level 2 - Other Significant Observable Inputs             --          --             --
Level 3 - Significant Unobservable Inputs                 --          --             --
                                                ------------   ---------  -------------
TOTAL MARKET VALUE OF INVESTMENTS               $  1,505,283   $ 714,849  $   1,322,849
                                                ============   =========  =============

TAX DISCLOSURE - Each Fund intends to comply with the requirements of the Subchapter M of Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2007 as follows:

 DATE OF     SMALL-CAP        GROWTH         EMERGING                       MID-CAP
EXPIRATION    GROWTH       OPPORTUNITIES      GROWTH      POST-VENTURE      GROWTH       TECHNOLOGY
----------  ------------   -------------   ------------   ------------   ------------   ------------
      2008  $         --   $          --   $         --   $102,510,725   $ 24,315,595   $ 47,754,866
      2009            --              --    236,991,733    208,568,549    119,593,823    188,389,347
      2010    24,086,622              --    174,822,268    167,738,630     56,452,576    132,184,745
      2011    19,406,798              --     73,869,977     49,142,144      7,417,678     37,716,740
      2012     5,158,565          20,460     23,566,789      9,057,950      3,856,091      7,074,062
      2013       679,356              --      9,299,078      4,860,259      2,323,021      4,295,919
      2015       116,182          55,971             --             --             --             --
----------  ------------   -------------   ------------   ------------   ------------   ------------
     Total  $ 49,447,523   $      76,431   $518,549,845   $541,878,257   $213,958,784   $417,415,679
            ============   =============   ============   ============   ============   ============

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Van Wagoner Funds, Inc
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Susan Freund
                         -------------------------------------------------------
                           Susan Freund, Chief Executive Officer & Chief Financial Officer
                           (principal executive officer)

Date                       April 25, 2008
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Susan Freund
                         -------------------------------------------------------
                           Susan Freund, Chief Executive Officer & Chief Financial Officer
                           (principal executive officer & principal financial officer)

Date                       April 25, 2008
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.